Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF
October 18, 2013
Prospectus

The following information replaces similar information for Fidelity MSCI Consumer Discretionary Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 23.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Consumer Discretionary Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Consumer Staples Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 23.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Consumer Staples Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Energy Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 24.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Energy Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Financials Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 24.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Financials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Health Care Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 25.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Health Care Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Industrials Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 25.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Industrials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Information Technology Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 26.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Information Technology Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Materials Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 26.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Materials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Telecommunication Services Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 27.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Telecommunication Services 25/50 Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

The following information replaces similar information for Fidelity MSCI Utilities Index ETF under the heading "Principal Investment Strategies" in the "Investment Details" section on page 27.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Utilities Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is considered non-diversified.

EXT-14-01  May 30, 2014
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